Investments in Equity Investees - Summarized Statements of Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized statements of operations
Preferential income tax rate (as a percent)	15.00%	15.00%
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized statements of operations
Preferential income tax rate (as a percent)	15.00%	15.00%
Other
Summarized statements of operations
Net income/(loss)	$ 120,000	$ 22,000
Consumer Health | Commercial Platform | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized statements of operations
Revenue	118,983,000	123,408,000
Gross profit	59,155,000	45,933,000
Interest income	37,000	79,000
Finance cost	(135,000)	(58,000)
Profit/(loss) before taxation	14,306,000	13,525,000
Income tax expense (note)	(2,362,000)	(1,942,000)
Net income/(loss)	11,944,000	11,583,000
Non-controlling interests	39,000	(61,000)
Net income/(loss) attributable to the shareholders of equity investee	11,983,000	11,522,000
Prescription Drugs | Commercial Platform | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized statements of operations
Revenue	152,717,000	129,718,000
Gross profit	108,802,000	94,964,000
Interest income	407,000	498,000
Profit/(loss) before taxation	45,942,000	43,727,000
Income tax expense (note)	(7,127,000)	(5,984,000)
Net income/(loss)	38,815,000	37,743,000
Net income/(loss) attributable to the shareholders of equity investee	38,815,000	37,743,000
Drug R&D | Innovation Platform | Nutrition Science Partners Limited ("NSPL")
Summarized statements of operations
Interest income	43,000
Profit/(loss) before taxation	(4,818,000)	(4,749,000)
Net income/(loss)	(4,818,000)	(4,749,000)
Net income/(loss) attributable to the shareholders of equity investee	$ (4,818,000)	$ (4,749,000)